Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012